RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES
Other than disclosed below and elsewhere in these interim condensed consolidated financial statements, there were no material changes to risks, commitments, contingencies and uncertainties that occurred during the six-month period ended June 30, 2024.
VEON is involved in a number of disputes, litigation and regulatory proceedings in the ordinary course of its business pertaining to income tax claims. The total value of these individual income tax claims related contingencies that are able to be quantified amounts to US$355 as at June 30, 2024 (US$287 at December 31, 2023). Due to the high level of estimation uncertainty, it is not practicable for the Company to reliably estimate the financial effect for certain contingencies and therefore no financial effect has been included within the preceding disclosure. The Company does not expect any liability arising from these contingencies to have a material effect on the results of operations, liquidity, capital resources or financial position of the Company, however we note that an unfavorable outcome of some or all of the specific matters could have a material adverse impact on results of operations or cash flows for a particular period. This assessment is based on our current understanding of relevant facts and circumstances. As such, our view of these matters is subject to inherent uncertainties and may change in the future.